Pioneer Core Equity Fund
Schedule of Investments  |  September 30, 2022

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  9/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 98.5% of Net Assets
	Aerospace & Defense — 1.4%
267,245	Raytheon Technologies Corp.	$ 21,876,676
	Total Aerospace & Defense	$21,876,676
	Air Freight & Logistics — 0.9%
97,186	FedEx Corp.	$ 14,429,205
	Total Air Freight & Logistics	$14,429,205
	Banks — 6.3%
164,122	PNC Financial Services Group, Inc.	$ 24,523,109
93,086	Signature Bank/New York NY	14,055,986
1,466,845	Wells Fargo & Co.	58,996,506
	Total Banks	$97,575,601
	Beverages — 3.5%
563,209	Coca-Cola Co.	$ 31,550,968
98,883	Constellation Brands, Inc., Class A	22,711,448
	Total Beverages	$54,262,416
	Biotechnology — 0.9%
69,366(a)	Alnylam Pharmaceuticals, Inc.	$ 13,884,299
	Total Biotechnology	$13,884,299
	Capital Markets — 5.2%
75,821	Affiliated Managers Group, Inc.	$ 8,480,579
485,198	Charles Schwab Corp.	34,871,180
419,054	Intercontinental Exchange, Inc.	37,861,529
	Total Capital Markets	$81,213,288
	Chemicals — 1.1%
72,193	Air Products and Chemicals, Inc.	$ 16,801,477
	Total Chemicals	$16,801,477
	Communications Equipment — 3.5%
937,833	Cisco Systems, Inc.	$ 37,513,320
73,017	Motorola Solutions, Inc.	16,353,618
	Total Communications Equipment	$53,866,938
	Diversified Consumer Services — 0.6%
161,816(a)	Bright Horizons Family Solutions, Inc.	$ 9,328,692
	Total Diversified Consumer Services	$9,328,692
	Electric Utilities — 2.7%
492,016	American Electric Power Co., Inc.	$ 42,534,783
	Total Electric Utilities	$42,534,783
1Pioneer Core Equity Fund |  | 9/30/22

Shares		Value
	Electrical Equipment — 1.2%
145,756	Eaton Corp. Plc	$ 19,438,020
	Total Electrical Equipment	$19,438,020
	Electronic Equipment, Instruments & Components — 3.1%
120,864	CDW Corp.	$ 18,864,453
796,341	National Instruments Corp.	30,053,910
	Total Electronic Equipment, Instruments & Components	$48,918,363
	Energy Equipment & Services — 2.5%
740,480	Baker Hughes Co.	$ 15,520,461
634,645	Schlumberger NV	22,783,755
	Total Energy Equipment & Services	$38,304,216
	Entertainment — 2.2%
266,536(a)	Walt Disney Co.	$ 25,142,341
727,011(a)	Warner Bros Discovery, Inc.	8,360,626
	Total Entertainment	$33,502,967
	Equity Real Estate Investment Trusts (REITs) — 2.1%
148,639	Crown Castle, Inc.	$ 21,485,767
767,151	Outfront Media, Inc.	11,653,024
	Total Equity Real Estate Investment Trusts (REITs)	$33,138,791
	Health Care Equipment & Supplies — 3.2%
797,551(a)	Boston Scientific Corp.	$ 30,889,150
99,888(a)	Intuitive Surgical, Inc.	18,723,007
	Total Health Care Equipment & Supplies	$49,612,157
	Health Care Providers & Services — 4.7%
503,469	Cardinal Health, Inc.	$ 33,571,313
140,050	Cigna Corp.	38,859,673
	Total Health Care Providers & Services	$72,430,986
	Hotels, Restaurants & Leisure — 4.1%
11,907(a)	Booking Holdings, Inc.	$ 19,565,702
216,728	Darden Restaurants, Inc.	27,377,081
442,252(a)	Las Vegas Sands Corp.	16,593,295
	Total Hotels, Restaurants & Leisure	$63,536,078
	Interactive Media & Services — 2.2%
250,104(a)	Meta Platforms, Inc., Class A	$ 33,934,111
	Total Interactive Media & Services	$33,934,111
Pioneer Core Equity Fund |  | 9/30/222

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Shares		Value
	Internet & Direct Marketing Retail — 5.2%
710,760(a)	Amazon.com, Inc.	$ 80,315,880
	Total Internet & Direct Marketing Retail	$80,315,880
	IT Services — 7.7%
402,012	Cognizant Technology Solutions Corp., Class A	$ 23,091,569
382,283	International Business Machines Corp.	45,419,043
285,501	Visa, Inc., Class A	50,719,253
	Total IT Services	$119,229,865
	Life Sciences Tools & Services — 5.3%
215,103	Danaher Corp.	$ 55,558,954
149,697(a)	IQVIA Holdings, Inc.	27,116,115
	Total Life Sciences Tools & Services	$82,675,069
	Machinery — 2.2%
62,802	Deere & Co.	$ 20,968,960
172,927	Stanley Black & Decker, Inc.	13,005,840
	Total Machinery	$33,974,800
	Media — 2.0%
1,036,010	Comcast Corp., Class A	$ 30,386,173
	Total Media	$30,386,173
	Metals & Mining — 0.7%
337,820	Alcoa Corp.	$ 11,371,021
	Total Metals & Mining	$11,371,021
	Oil, Gas & Consumable Fuels — 2.9%
600,571	EQT Corp.	$ 24,473,268
97,047	Pioneer Natural Resources Co.	21,013,587
	Total Oil, Gas & Consumable Fuels	$45,486,855
	Personal Products — 2.0%
146,917	Estee Lauder Cos., Inc., Class A	$ 31,719,380
	Total Personal Products	$31,719,380
	Pharmaceuticals — 2.8%
989,127	Pfizer, Inc.	$ 43,284,198
	Total Pharmaceuticals	$43,284,198
	Road & Rail — 1.4%
102,765	Norfolk Southern Corp.	$ 21,544,682
	Total Road & Rail	$21,544,682
	Semiconductors & Semiconductor Equipment — 4.8%
384,657(a)	Advanced Micro Devices, Inc.	$ 24,371,867
3Pioneer Core Equity Fund |  | 9/30/22

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
733,966	Micron Technology, Inc.	$ 36,771,697
168,151	MKS Instruments, Inc.	13,895,999
	Total Semiconductors & Semiconductor Equipment	$75,039,563
	Software — 6.5%
118,415(a)	Autodesk, Inc.	$ 22,119,922
220,293	Microsoft Corp.	51,306,240
187,165(a)	Salesforce, Inc.	26,921,813
	Total Software	$100,347,975
	Technology Hardware, Storage & Peripherals — 2.4%
3,106,786	Hewlett Packard Enterprise Co.	$ 37,219,296
	Total Technology Hardware, Storage & Peripherals	$37,219,296
	Textiles, Apparel & Luxury Goods — 0.4%
235,235	VF Corp.	$ 7,035,879
	Total Textiles, Apparel & Luxury Goods	$7,035,879
	Trading Companies & Distributors — 0.8%
303,355(a)	AerCap Holdings NV	$ 12,841,017
	Total Trading Companies & Distributors	$12,841,017
	Total Common Stocks (Cost $1,693,850,536)	$1,531,060,717

	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
28,076,714(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 28,076,714
		$28,076,714
	TOTAL SHORT TERM INVESTMENTS (Cost $28,076,714)	$28,076,714
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $1,721,927,250)	$1,559,137,431
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(5,404,344)
	net assets — 100.0%	$1,553,733,087

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Pioneer Core Equity Fund |  | 9/30/224

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,531,060,717	$—	$—	$1,531,060,717
Open-End Fund	28,076,714	—	—	28,076,714
Total Investments in Securities	$1,559,137,431	$—	$—	$1,559,137,431
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund |  | 9/30/22